Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025, 2024 and 2023, as applicable, and our financial performance for each such fiscal year:

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO Terrie Curran ($)	Compensation Actually Paid to PEO Terrie Curran ($)(1)(2)	Summary Compensation Table Total for PEO Steven Basta ($)	Compensation Actually Paid to PEO Steven Basta ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Stockholder Return ($)	Net Income (Loss) (in thousands) ($)
2025	4,936,791	(356,107)	6,968,070	24,383,100	2,810,759	4,820,315	147.86	(221.25)
2024	3,564,883	3,759,207	—	—	1,495,377	1,541,071	72.37	(334.33)
2023	3,411,022	2,460,949	—	—	1,954,853	1,528,386	81.37	(201.59)

(1)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). Mr. Basta and Ms. Curran were our PEOs for 2025. Ms. Curran was our PEO in both 2024 and 2023. Mr. Narula, Ms. Cook and Dr. Nabulsi were our Non-PEO NEOs for 2025. Dr. Nabulsi and Molly Henderson were our Non-PEO NEOs for both 2024 and 2023.
(2)
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025			2024		2023
Adjustments	PEO Terrie Curran ($)	PEO Steven Basta ($)	Average Non-PEO NEOs ($)	PEO Terrie Curran ($)	Average Non-PEO NEOs ($)	PEO Terrie Curran ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	4,936,791	6,968,070	2,810,759	3,564,883	1,495,377	3,411,022	1,954,853
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,918,685)	(5,969,744)	(1,946,002)	(2,471,283)	(720,988)	(2,188,495)	(1,121,523)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards in Fiscal Year	—	20,164,770	3,468,238	2,753,640	765,242	1,881,766	866,831
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards in Prior Fiscal Years	—	—	373,351	(289,758)	(112,153)	(600,962)	(193,847)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	95,777	3,220,004	88,934	—	19,975	216,225	216,225
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,249,155)	—	25,035	201,725	93,618	(258,607)	(194,153)
Deduct Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,220,835)	—	—	—	—	—	—
Total Compensation Actually Paid	(356,107)	24,383,100	4,820,315	3,759,207	1,541,071	2,460,949	1,528,386

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, based on financial performance metrics, the closing price per share on the applicable year-end date(s) or the closing price per share on the applicable vesting date(s) and for PSU awards, based on market conditions, the fair value per share determined using a Monte Carlo simulation model; and (iii) for stock options, the Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our 2025 Form 10-K for the fiscal year ended December 31, 2025 and prior fiscal years.

Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). Mr. Basta and Ms. Curran were our PEOs for 2025. Ms. Curran was our PEO in both 2024 and 2023. Mr. Narula, Ms. Cook and Dr. Nabulsi were our Non-PEO NEOs for 2025. Dr. Nabulsi and Molly Henderson were our Non-PEO NEOs for both 2024 and 2023.
PEO Total Compensation Amount		$ 3,564,883	$ 3,411,022
PEO Actually Paid Compensation Amount		3,759,207	2,460,949
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025			2024		2023
Adjustments	PEO Terrie Curran ($)	PEO Steven Basta ($)	Average Non-PEO NEOs ($)	PEO Terrie Curran ($)	Average Non-PEO NEOs ($)	PEO Terrie Curran ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	4,936,791	6,968,070	2,810,759	3,564,883	1,495,377	3,411,022	1,954,853
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,918,685)	(5,969,744)	(1,946,002)	(2,471,283)	(720,988)	(2,188,495)	(1,121,523)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards in Fiscal Year	—	20,164,770	3,468,238	2,753,640	765,242	1,881,766	866,831
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards in Prior Fiscal Years	—	—	373,351	(289,758)	(112,153)	(600,962)	(193,847)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	95,777	3,220,004	88,934	—	19,975	216,225	216,225
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,249,155)	—	25,035	201,725	93,618	(258,607)	(194,153)
Deduct Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,220,835)	—	—	—	—	—	—
Total Compensation Actually Paid	(356,107)	24,383,100	4,820,315	3,759,207	1,541,071	2,460,949	1,528,386

Non-PEO NEO Average Total Compensation Amount	$ 2,810,759	1,495,377	1,954,853
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,820,315	1,541,071	1,528,386
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025			2024		2023
Adjustments	PEO Terrie Curran ($)	PEO Steven Basta ($)	Average Non-PEO NEOs ($)	PEO Terrie Curran ($)	Average Non-PEO NEOs ($)	PEO Terrie Curran ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	4,936,791	6,968,070	2,810,759	3,564,883	1,495,377	3,411,022	1,954,853
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,918,685)	(5,969,744)	(1,946,002)	(2,471,283)	(720,988)	(2,188,495)	(1,121,523)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards in Fiscal Year	—	20,164,770	3,468,238	2,753,640	765,242	1,881,766	866,831
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards in Prior Fiscal Years	—	—	373,351	(289,758)	(112,153)	(600,962)	(193,847)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	95,777	3,220,004	88,934	—	19,975	216,225	216,225
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,249,155)	—	25,035	201,725	93,618	(258,607)	(194,153)
Deduct Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,220,835)	—	—	—	—	—	—
Total Compensation Actually Paid	(356,107)	24,383,100	4,820,315	3,759,207	1,541,071	2,460,949	1,528,386

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 147.86	72.37	81.37
Net Income (Loss)	(221,250)	$ (334,330)	$ (201,590)
Terrie Curran [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,936,791
PEO Actually Paid Compensation Amount	$ (356,107)
PEO Name	Ms. Curran	Ms. Curran	Ms. Curran
Steven Basta [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,968,070
PEO Actually Paid Compensation Amount	$ 24,383,100
PEO Name	Mr. Basta
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,471,283)	$ (2,188,495)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,753,640	1,881,766
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(289,758)	(600,962)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			216,225
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		201,725	(258,607)
PEO | Terrie Curran [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,918,685)
PEO | Terrie Curran [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,777
PEO | Terrie Curran [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,249,155)
PEO | Terrie Curran [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,220,835)
PEO | Steven Basta [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,969,744)
PEO | Steven Basta [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,164,770
PEO | Steven Basta [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,220,004
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,946,002)	(720,988)	(1,121,523)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,468,238	765,242	866,831
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	373,351	(112,153)	(193,847)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,934	19,975	216,225
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 25,035	$ 93,618	$ (194,153)